CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS)	Jun. 30, 2014	Dec. 31, 2013
CONDENSED CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	0.01	0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	48,468,328	41,002,113
Ordinary shares, shares outstanding	48,468,328	41,002,113